GS Mortgage-Backed Securities Trust 2021-INV1 ABS-15G

Exhibit 99.3 - Schedule 9

Exception Level
Run Date - XX/XX/XXXX
Recovco ID	Loan # 1	Loan # 2	Exception Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Exception Remediation
XXXXXXX	XXXXXXX	XXXXXXXXX	Valuation	2: (Accepted/Waived by Client)	2	XXXXXXX	Valuation Waterfall	Secondary valuation required to support origination value - Lvl 3					(Accepted/Waived by Client): Secondary value within variance tolerance
XXXXXXX	XXXXXXX	XXXXXXXXX	Valuation	Resolved	1	XXXXXXX	Valuation Waterfall	Secondary valuation required to support origination value - Lvl 3					(CURED): Secondary value within variance tolerance
XXXXXXX	XXXXXXX	XXXXXXXXX	Valuation	2: (Accepted/Waived by Client)	2	XXXXXXX	Valuation Waterfall	Secondary valuation required to support origination value - Lvl 3					(Accepted/Waived by Client): Secondary value within variance tolerance
XXXXXXX	XXXXXXX	XXXXXXXXX	Valuation	2: (Accepted/Waived by Client)	2	XXXXXXX	Valuation Waterfall	Secondary valuation required to support origination value - Lvl 3					(Accepted/Waived by Client): Secondary value within variance tolerance
XXXXXXX	XXXXXXX	XXXXXXXXX	Valuation	2: (Accepted/Waived by Client)	2	XXXXXXX	Valuation Waterfall	Secondary valuation required to support origination value - Lvl 3					(Accepted/Waived by Client): Secondary value within variance tolerance